Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	December 31,
	2023	2022
Employees and payroll accruals	$48	$102
Accrued vacation	104	77
Other payables	33	14

	$185	$193